---------------------------------------- -----------------------------------------------
John Hancock Balanced Fund               John Hancock Multi Cap Growth Fund
---------------------------------------- -----------------------------------------------
John Hancock Classic Value Fund          John Hancock Small Cap Equity Fund
---------------------------------------- -----------------------------------------------
John Hancock Core Equity Fund            John Hancock Small Cap Growth Fund
---------------------------------------- -----------------------------------------------
John Hancock Focused Equity Fund         John Hancock Sovereign Investors Fund
---------------------------------------- -----------------------------------------------
John Hancock Growth Trends Fund          John Hancock U.S. Global Leaders Growth Fund
---------------------------------------- -----------------------------------------------
John Hancock International Fund          John Hancock Financial Industries Fund
---------------------------------------- -----------------------------------------------
John Hancock Large Cap Equity Fund       John Hancock Health Sciences Fund
---------------------------------------- -----------------------------------------------
John Hancock Large Cap Select Fund       John Hancock Real Estate Fund
---------------------------------------- -----------------------------------------------
John Hancock Mid Cap Growth Fund         John Hancock Regional Bank Fund
---------------------------------------- -----------------------------------------------
John Hancock Small Cap Fund              John Hancock Technology Fund
---------------------------------------- -----------------------------------------------
John Hancock Technology Leaders Fund     John Hancock Greater China Opportunities Fund
---------------------------------------- -----------------------------------------------
John Hancock Independence Diversified    John Hancock California Tax-Free Income Fund
Core Equity Fund II
---------------------------------------- -----------------------------------------------
John Hancock Money Market Fund           John Hancock U.S. Government Cash Reserve
---------------------------------------- -----------------------------------------------
John Hancock Massachusetts Tax-Free      John Hancock New York Tax-Free Income Fund
Income Fund
---------------------------------------- -----------------------------------------------
John Hancock High Yield Municipal Bond   John Hancock Tax-Free Bond Fund
Fund
---------------------------------------- -----------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                    THOSE RESPONSIBLE FOR MANAGEMENT SECTION

As of July 25, 2005, Keith F. Hartstein was appointed by the Board of Trustees as President and Chief Executive Officer of each John Hancock fund to replace James A. Shepherdson. All references to Mr. Shepherdson who resigned to pursue other opportunities, have been deleted.

As of September 13, 2005, James R. Boyle was appointed by the Board of Trustees as a Non-Independent Trustee and John G. Vrysen was elected as Executive Vice President and Chief Financial Officer. As of September 12, 2005, Ronald R. Dion was appointed as Chairman of each fund.

--------------------------- ------------- ----------- ------------------------------------------------- -------------
                                                                                                        Number of
                                                                                                        John Hancock
                                                                                                        Funds
                            Position(s)   Trustee/                                                      Overseen by
Name, Address (1)           Held with     Officer     Principal Occupation(s) and other Directorships   Trustee
And Age                     Fund          Since(2)    During Past 5 Years
--------------------------- ------------- ----------- ------------------------------------------------- -------------
Non-Independent Trustees
--------------------------- ------------- ----------- ------------------------------------------------- -------------
James R. Boyle              Trustee       2005        President, John Hancock Annuities; Executive      148
Born:  1959                                           Vice President, John Hancock Life Insurance
                                                      Company (since June, 2004); President U.S.
                                                      Annuities; Senior Vice President, The
                                                      Manufacturers Life Insurance Company (U.S.A)
                                                      (prior to 2004).

--------------------------- ------------- ----------- ------------------------------------------------- -------------
Principal Officers who
are not Trustees
--------------------------- ------------- ----------- ------------------------------------------------- -------------
Keith F. Hartstein          President     2005        Senior Vice President, Manulife Financial         51
Born:  1956                 and Chief                 Corporation (since 2004); Director, President
                            Executive                 and Chief Executive Officer, John Hancock
                            Officer                   Advisers, LLC (the "Adviser") and The Berkeley
                                                      Financial Group, LLC ("The Berkeley Group")
                                                      (holding company); Director, President and
                                                      Chief Executive Officer, John Hancock Funds,
                                                      LLC. ("John Hancock Funds"); Director,
                                                      President and Chief Executive Officer,
                                                      Sovereign Asset Management Corporation
                                                      ("SAMCorp."); Director, John Hancock Signature
                                                      Services, Inc.; Director, Chairman and
                                                      President, NM Capital Management, Inc. (NM
                                                      Capital) (since 2005); Chairman, Investment
                                                      Company Institute Sales Force Marketing
                                                      Committee (since 2003); Executive Vice
                                                      President, John Hancock Funds, LLC (until 2005).

--------------------------- ------------- ----------- ------------------------------------------------- -------------
John G. Vrysen              Executive     2005        Executive Vice President and Chief Financial      N/A
Born:  1955                 Vice                      Officer, the Adviser, Sovereign Asset
                            President                 Management Corp., the Berkeley Financial Group,
                            and Chief                 LLC and John Hancock Funds, LLC (since
                            Financial                 2005);Vice President and General Manager, Fixed
                            Officer                   Annuities, U.S. Wealth Management (until 2005).
                                                      Vice President, Operations Manulife Wood Logan
                                                      7/00-9/04.

--------------------------- ------------- ----------- ------------------------------------------------- -------------